Accounts Payable And Accrues Liabilities	12 Months Ended
Dec. 31, 2013
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities

Note 7 – Accounts Payable and Accrued Liabilities

Trade accounts payable and accrued liabilities consisted of the following:

	December 31,
(Thousands of dollars)	2013	2012
Trade accounts payable	$311,397	612,755
Excise taxes/withholdings payable	55,882	65,349
Accrued insurance obligations	17,247	7,085
Other	48,702	20,298
Accounts payable and accrued liabilities	$433,228	705,487